GOODWILL AND INTANGIBLE ASSETS (Details 2) $ in Thousands	Jun. 30, 2015 USD ($)
GOODWILL AND INTANGIBLE ASSETS
2016	$ 120
2017	102
2018	87
2019	74
2020	$ 64